Cash and Cash Equivalents - Summary of Cash and Cash Equivalents by Geographic Area (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Cash	€ 33,610	€ 54,475	€ 53,472
Europe [member]
Disclosure of geographical areas [line items]
Cash	15,356	32,779
Asia [member]
Disclosure of geographical areas [line items]
Cash	13,449	15,649
North America [member]
Disclosure of geographical areas [line items]
Cash	3,659	4,482
South America [member]
Disclosure of geographical areas [line items]
Cash	1,061	1,498
Other [member]
Disclosure of geographical areas [line items]
Cash	€ 85	€ 67